RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

Payroll Liabilities – Related Party

The payroll liabilities are all attributed to unpaid salaries of officers and related parties. As of June 30, 2025, and December 31, 2024, payroll liabilities related to parties were $2,311,060 and $2,126,562, respectively.

Accounts Payable and Accrued Liabilities – Related Party

Mr. Boulette, CEO of the Company, occasionally provides funding for the Company’s working capital. As of June 30, 2025, and December 31, 2024, the accounts payable related to parties were $0 and $0, respectively.

Media Traffic Purchase – Related Party

Hottest Media LLC (“Hottest”) is authorized to act as the Company’s agent in purchasing materials and services required to produce advertising on the Company’s behalf. For the three months ending June 30, 2025, and 2024, Hottest has been the sole entity that buys media for the company. Consequently, Hottest has a significant influence on the Company due to its position, relationship, involvement, transactions, or contractual arrangements. During the six months ended June 30, 2025, and 2024, the Company spent $2,476,546 and $3,627,830 on buying media traffic.